Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2025
Depreciation and amortisation expense [abstract]
Expenses by major function
The following table illustrates the Group's expenses by nature:

	For the six months ended June 30, 2025
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	1,244,942	—	—	1,244,942
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets, net of reversals[1]	723,524	—	—	723,524
Professional services and consultant costs	—	109,821	17,219	127,040
Advertising, selling, and promotion costs	—	120,329	—	120,329
Employee benefit costs	3,847	105,431	2,840	112,118
Impairment of inventory	81,056	—	—	81,056
Warranties and costs associated with settling contract liabilities	55,649	1,053	—	56,702
Sales agent costs	—	51,999	—	51,999
Depreciation and amortization expense	13,755	12,823	5,755	32,333
Maintenance and insurance service costs	—	9,861	—	9,861
Other costs	2,956	19,966	5,448	28,370
Total	2,125,729	431,283	31,262	2,588,274
1 - Includes the impairment of $739,347 related to the Polestar 3 CGU (for further information, refer to Note 2 - Significant accounting policies and judgements) and a reversal of impairment from prior periods of $15,823.

	For the six months ended June 30, 2024
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	870,699	—	—	870,699
Professional services and consultant costs	—	134,242	14,008	148,250
Advertising, selling, and promotion costs	—	147,093	—	147,093
Employee benefit costs	4,119	109,327	3,779	117,225
Impairment of inventory	31,682	—	—	31,682
Warranties and costs associated with settling contract liabilities	27,969	278	—	28,247
Depreciation and amortization expense	2,209	15,844	4,588	22,641
Sales agent costs	—	21,891	—	21,891
Maintenance and insurance service costs	—	9,766	—	9,766
Other costs	(4,145)	12,024	1,937	9,816
Total	932,533	450,465	24,312	1,407,310